Loans Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2020
Loans, Allowance for Loan Losses and Credit Quality
Schedule of composition of net loans
	December 31,	December 31,
	2020	2019

Commercial & industrial	$161,067,501	$98,930,831
Commercial real estate	280,544,550	246,282,726
Municipal	54,807,367	55,817,206
Residential real estate - 1st lien	170,507,263	158,337,296
Residential real estate - Jr lien	38,147,659	43,230,873
Consumer	4,280,990	4,390,005
Total loans	709,355,330	606,988,937
Deduct (add):
ALL	7,208,485	5,926,491
Deferred net loan fees (costs)	1,195,741	(362,415)
Net loans	$700,951,104	$601,424,861

Schedule of past due loans by segment
		90 Days	Total			Non-Accrual	90 Days or More and
December 31, 2020	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$119,413	$0	$119,413	$160,948,088	$161,067,501	$434,196	$0
Commercial real estate	127,343	567,957	695,300	279,849,250	280,544,550	1,875,942	0
Municipal	0	0	0	54,807,367	54,807,367	0	0
Residential real estate
1st lien	1,872,439	828,344	2,700,783	167,806,480	170,507,263	2,173,315	390,288
Jr lien	18,322	180,711	199,033	37,948,626	38,147,659	191,311	98,889
Consumer	14,388	0	14,388	4,266,602	4,280,990	0	0
Totals	$2,151,905	$1,577,012	$3,728,917	$705,626,413	$709,355,330	$4,674,764	$489,177
		90 Days	Total			Non-Accrual	90 Days or More and
December 31, 2019	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$68,532	$44,503	$113,035	$98,817,796	$98,930,831	$480,083	$0
Commercial real estate	1,690,307	151,723	1,842,030	244,440,696	246,282,726	1,600,827	0
Municipal	0	0	0	55,817,206	55,817,206	0	0
Residential real estate
1st lien	3,871,045	1,217,098	5,088,143	153,249,153	158,337,296	2,112,267	530,046
Jr lien	331,416	147,976	479,392	42,751,481	43,230,873	240,753	112,386
Consumer	49,607	0	49,607	4,340,398	4,390,005	0	0
Totals	$6,010,907	$1,561,300	$7,572,207	$599,416,730	$606,988,937	$4,433,930	$642,432

Residential mortgage loans in process of foreclosure
	Number of loans	Balance
December 31, 2020	6	$312,807
December 31, 2019	9	495,943

Changes in the allowance for loan losses
				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491
Charge-offs	(39,148)	(34,200)	0	(203,623)	(28,673)	(74,327)	0	(379,971)
Recoveries	1,087	20,000	0	12,856	5,809	33,213	0	72,965
Provision (credit)	43,842	686,707	82,211	537,507	(31,924)	49,782	220,875	1,589,000
ALL ending balance	$842,547	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485

ALL evaluated for impairment
Individually	$0	$0	$0	$108,474	$307	$0	$0	$108,781
Collectively	842,547	3,854,153	82,211	1,626,830	234,589	60,461	398,913	7,099,704
Total	$842,547	$3,854,153	$82,211	$1,735,304	$234,896	$60,461	$398,913	$7,208,485

Loans evaluated for impairment
Individually	$414,266	$1,943,723	$0	$4,657,050	$135,053	$0		$7,150,092
Collectively	160,653,235	278,600,827	54,807,367	165,850,213	38,012,606	4,280,990		702,205,238
Total	$161,067,501	$280,544,550	$54,807,367	$170,507,263	$38,147,659	$4,280,990		$709,355,330
				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Unallocated	Total

ALL beginning balance	$697,469	$3,019,868	$0	$1,421,494	$273,445	$56,787	$133,478	$5,602,541
Charge-offs	(175,815)	(116,186)	0	(242,244)	(222,999)	(102,815)	0	860,059)
Recoveries	10,768	50,388	0	15,776	2,200	38,710	0	117,842
Provision	304,344	227,576	0	193,538	237,038	59,111	44,560	1,066,167
ALL ending balance	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491

ALL evaluated for impairment
Individually	$0	$0	$0	$103,836	$712	$0	$0	$104,548
Collectively	836,766	3,181,646	0	1,284,728	288,972	51,793	178,038	5,821,943
Total	$836,766	$3,181,646	$0	$1,388,564	$289,684	$51,793	$178,038	$5,926,491

Loans evaluated for impairment
Individually	$420,933	$1,699,238	$0	$4,471,902	$156,073	$0		$6,748,146
Collectively	98,509,898	244,583,488	55,817,206	153,865,394	43,074,800	4,390,005		600,240,791
Total	$98,930,831	$246,282,726	$55,817,206	$158,337,296	$43,230,873	$4,390,005		$606,988,937

Impaired loans by segment
	As of December 31, 2020
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment(1)	Balance	Allowance	Investment(1)(2)	Recognized(2)

Related allowance recorded
Residential real estate
1st lien	$900,581	$950,063	$108,474	$889,262	$72,713
Jr lien	4,777	4,775	307	5,416	541
Total with related allowance	905,358	954,838	108,781	894,678	73,254

No related allowance recorded
Commercial & industrial	414,266	471,405		397,136	6,396
Commercial real estate	1,944,013	2,394,284		1,746,430	14,139
Residential real estate
1st lien	3,788,965	4,607,848		3,878,829	230,838
Jr lien	130,279	169,720		163,750	4,524
Total with no related allowance	6,277,523	7,643,257		6,186,145	255,897

Total impaired loans	$7,182,881	$8,598,095	$108,781	$7,080,823	$329,151
	As of December 31, 2019
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment(1)	Balance	Allowance	Investment(1)(2)	Recognized(2)

Related allowance recorded
Commercial & industrial	$0	$0	$0	$32,466	$0
Commercial real estate	0	0	0	97,720	0
Residential real estate
1st lien	878,439	902,000	103,836	982,158	86,039
Jr lien	6,121	6,101	712	6,869	648
Total with related allowance	884,560	908,101	104,548	1,119,213	86,687

No related allowance recorded
Commercial & industrial	420,933	445,509		307,208	6,396
Commercial real estate	1,699,772	2,031,764		1,812,836	21,591
Residential real estate
1st lien	3,614,960	4,273,884		3,778,822	212,883
Jr lien	149,972	157,754		224,938	4,524
Total with no related allowance	5,885,637	6,908,911		6,123,804	245,394

Total impaired loans	$6,770,197	$7,817,012	$104,548	$7,243,017	$332,081

Risk ratings portfolio
				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$156,748,590	$261,932,833	$54,807,367	$167,478,918	$37,850,056	$4,280,990	$683,098,754
Group B	998,641	12,784,078	0	0	0	0	13,782,719
Group C	3,320,270	5,827,639	0	3,028,345	297,603	0	12,473,857
Total	$161,067,501	$280,544,550	$54,807,367	$170,507,263	$38,147,659	$4,280,990	$709,355,330

As of December 31, 2019

				Residential	Residential
	Commercial	Commercial		Real Estate	Real Estate
	& Industrial	Real Estate	Municipal	1st Lien	Jr Lien	Consumer	Total

Group A	$93,774,871	$233,702,063	$55,817,206	$154,770,678	$42,725,543	$4,390,005	$585,180,366
Group B	3,295,223	4,517,811	0	0	0	0	7,813,034
Group C	1,860,737	8,062,852	0	3,566,618	505,330	0	13,995,537
Total	$98,930,831	$246,282,726	$55,817,206	$158,337,296	$43,230,873	$4,390,005	$606,988,937

Loans modified as TDRs

Year ended December 31, 2020

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate
1st lien	6	$591,826	$687,751

Year ended December 31, 2019

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial & industrial	6	$371,358	$372,259
Commercial real estate	1	19,266	21,628
Residential real estate
1st lien	6	755,476	798,800
Jr lien	1	55,557	57,415
	14	$1,201,657	$1,250,102

TDRs payment default

Year ended December 31, 2020

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	1	$165,168

Year ended December 31, 2019

	Number of	Recorded
	Contracts	Investment

Commercial & industrial	2	$27,818
Residential real estate - 1st lien	1	227,907
Residential real estate - Jr lien	1	55,010
	4	$310,735

Specific allowances
	2020	2019

Specific allowance	$108,781	$104,548